Warrants and founders' warrants - Share-based compensation (Details) - Free share warrants - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrant Disclosure [Line Items]
Expense for the period	€ 785	€ 63
BSA Warrants issued 07/21/2017
Warrant Disclosure [Line Items]
Probable cost of the plan	153	153
Cumulative expenses beginning of period	153	153
Cumulative expense to date	153	153
BSPCE Warrants issued 7/21/2017, Grant 1
Warrant Disclosure [Line Items]
Probable cost of the plan	347	347
Cumulative expenses beginning of period	347	307
Expense for the period		41
Cumulative expense to date	347	347
BSPCE Warrants issued 7/21/2017, Grant 2
Warrant Disclosure [Line Items]
Probable cost of the plan	369	369
Cumulative expenses beginning of period	369	347
Expense for the period		22
Cumulative expense to date	369	€ 369
BSPCE Warrants issued 4/3/2020, Grant 1
Warrant Disclosure [Line Items]
Probable cost of the plan	674
Expense for the period	447
Cumulative expense to date	447
BSPCE Warrants issued 4/3/2020, Grant 2
Warrant Disclosure [Line Items]
Probable cost of the plan	356
Expense for the period	52
Cumulative expense to date	52
BSPCE Warrants issued 12/22/2020, Grant 1
Warrant Disclosure [Line Items]
Probable cost of the plan	508
Expense for the period	257
Cumulative expense to date	257
BSPCE Warrants issued 12/22/2020, Grant 2
Warrant Disclosure [Line Items]
Probable cost of the plan	284
Expense for the period	1
Cumulative expense to date	1
Free shares 2020
Warrant Disclosure [Line Items]
Probable cost of the plan	2,311
Expense for the period	28
Cumulative expense to date	€ 28